Remuneration System for the Management Board and Employees of the Group - 2021 LTIP Restricted Stock Unit Plan (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Oct. 01, 2021	Aug. 06, 2021	Apr. 01, 2021
2021 April Restricted Stock Unit Plan [Member]
LTIP Restricted Stock Unit Plan [Line Items]
Performance criteria				100.00%
Percentage of shares vested				33.30%
Exercise price of outstanding share options	€ 33.35		€ 44.63
Personnel expenses	€ 1,260,750
2021 April Restricted Stock Unit Plan [Member] | Top of range [member]
LTIP Restricted Stock Unit Plan [Line Items]
Performance criteria				125.00%
2021 April Restricted Stock Unit Plan [Member] | Bottom of range [member]
LTIP Restricted Stock Unit Plan [Line Items]
Performance criteria				0.00%
2021 October Restricted Stock Unit Plan [Member]
LTIP Restricted Stock Unit Plan [Line Items]
Performance criteria		175.00%
Exercise price of outstanding share options	€ 33.35
Number of restricted shares vested		36,827